Accounts receivable, net - Sales Returns and Doubtful Accounts (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 3,928	$ 3,021	$ 3,049	$ 3,420	$ 3,420	$ 3,225
Additions (reductions)	1,589	(56)	2,559	(29)	239	1,157	$ 1,166
Write-offs	(392)	(30)	(483)	(456)	(610)	(962)
Balance	$ 5,125	$ 2,935	$ 5,125	$ 2,935	$ 3,049	$ 3,420	$ 3,225